Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

(In thousands)	Generics Segment	Specialty Segment	Total
Balance at December 31, 2010:
Goodwill	$3,277,827	$706,507	$3,984,334
Accumulated impairment losses	—	(385,000)	(385,000)
	3,277,827	321,507	3,599,334
Goodwill acquired (1)	1,138	—	1,138
Foreign currency translation	(82,537)	—	(82,537)
	3,196,428	321,507	3,517,935
Balance at December 31, 2011:
Goodwill	3,196,428	706,507	3,902,935
Accumulated impairment losses	—	(385,000)	(385,000)
	3,196,428	321,507	3,517,935
Foreign currency translation	(2,280)	—	(2,280)
	3,194,148	321,507	3,515,655
Balance at December 31, 2012:
Goodwill	3,194,148	706,507	3,900,655
Accumulated impairment losses	—	(385,000)	(385,000)
	$3,194,148	$321,507	$3,515,655
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(1)	Goodwill acquired primarily through the acquisition of Bioniche Pharma (see Note 3).

Intangible assets consist of the following components at December 31, 2012 and 2011:

(In thousands)	Weighted Average Life (Years)	Original Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Amortized intangible assets:
Patents and technologies	20	$116,631	$88,288	$28,343
Product rights and licenses	10	3,459,980	1,749,424	1,710,556
Other (1)	8	111,033	51,384	59,649
		3,687,644	1,889,096	1,798,548
IPR&D (2)		425,909	—	425,909
		$4,113,553	$1,889,096	$2,224,457
December 31, 2011
Amortized intangible assets:
Patents and technologies	20	$116,631	$82,815	$33,816
Product rights and licenses	10	3,364,263	1,418,492	1,945,771
Other (1)	8	200,663	45,604	155,059
		3,681,557	1,546,911	2,134,646
IPR&D (2)		496,101	—	496,101
		$4,177,658	$1,546,911	$2,630,747
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(1)	Other intangibles consist principally of customer lists and contracts.

(2)	See Note 3.

Product rights and licenses are primarily comprised of the products marketed at the time of acquisition. These product rights and licenses relate to numerous individual products, the net book value of which, by therapeutic category, is as follows:

(In thousands)	December 31, 2012	December 31, 2011
Allergy	$111,386	$127,096
Anti-infectives	145,109	179,386
Cardiovascular	309,062	353,026
Central Nervous System	273,102	293,106
Dermatological	93,644	32,710
Endocrine and Metabolic	80,702	92,482
Gastrointestinal	121,823	144,672
Respiratory System	218,658	282,803
Other (1)	357,070	440,490
	$1,710,556	$1,945,771
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(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.

Amortization expense, which is classified primarily within cost of sales in the Consolidated Statements of Operations, for the years ended December 31, 2012, 2011 and 2010 was $386.4 million, $357.8 million and $290.3 million, respectively. Amortization expense is expected to be approximately $353 million, $345 million, $321 million, $227 million and $200 million for the years ended December 31, 2013 through 2017, respectively.

Indefinite-lived intangibles, such as the Company’s IPR&D assets, are tested at least annually for impairment, but may be tested whenever certain impairment indicators are present. Impairment is determined to exist when the fair value is less than the carrying value of the assets being tested.

The Company performs its annual impairment review of certain IPR&D assets at September 30th. This review of IPR&D assets principally relates to assets acquired as part of the Bioniche Pharma acquisition in September 2010. For the years ended December 31, 2012 and 2011, the Company recorded impairment charges related to the Bioniche Pharma IPR&D assets in the amounts of $41.6 million and $16.2 million, respectively, which were recorded as a component of amortization expense. These impairment charges resulted from the Company’s estimate of the fair value of these assets, which was based upon updated forecasts, compared with the assigned fair values at the acquisition date. The fair value was determined based upon detailed valuations employing the income approach which utilized Level 3 inputs, as defined in Note 6. The fair value of IPR&D was calculated as the present value of the estimated future net cash flows using a market rate of return. The assumptions inherent in the estimated future cash flows include, among other things, the impact of changes to the development programs, the projected development and regulatory time frames and the current competitive environment. A discount rate of approximately 10% was utilized in each valuation at September 30, 2012 and 2011. Changes to any of the Company’s assumptions may result in a further reduction to the estimated fair value of the IPR&D asset.

During the year ended December 31, 2012, approximately $33.0 million was reclassified from acquired IPR&D to product rights and licenses. Also during the year ended December 31, 2012, the Company paid approximately $70.0 million to acquire products rights and licenses, the majority of which relates to two dermatological products acquired from Valeant Pharmaceuticals.